Equity Incentive Plan - Non-Vested Shares (Table) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Nonvested Stock
At beginning of period	1,849,749	1,569,102
Granted	1,141,000	1,069,500
Vested	(1,023,266)	(718,769)
Forfeited	(1,500)	(70,084)
At end of period	1,965,983	1,849,749
Weighted Average Grant Date Market Price
At beginning of period	$ 8.51	$ 8.52
Granted	12.88	9.97
Vested	8.91	10.94
Forfeited	8.37	7.25
At end of period	$ 11.05	$ 8.51